Financial liabilities - Additional Information (Details) € in Thousands		1 Months Ended					12 Months Ended
	Jul. 10, 2020 EUR (€) quarterly_instalment	Jul. 31, 2020	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Proceeds from borrowings							€ 0	€ 10,350	€ 14,000
Consolidated forecasted sales, period							6 years
Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting							€ 5,765	1,769
Accumulated variable interest expense accrual							4,214	€ (4,789)
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, deferment period										18 months
Advances, interest rate										1.56%
Advances received										€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received			€ 350
Authorized amount to be advanced			500
Advances, outstanding amount							150
EIB Loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche						3
Proceeds from borrowings				€ 14,000	€ 16,000
Borrowing, deferment period to request funds		12 months
Royalties agreement, period						6 years
Borrowing, deferment period								1 year
Borrowings, interest rate				5.00%	6.00%			4.00%
Borrowing, maturity								5 years
Expected future royalty payments							3,400	€ 17,200
Accumulated variable interest expense accrual							4,200	4,800
Borrowings							33,900
EIB Loan | Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting							5,817	1,736
Accumulated variable interest expense accrual							4,214	€ (4,789)
EIB Loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							7,000
Interest payable							1,800
EIB Loan | Floating interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Total interest payable							€ 3,400
EIB Loan | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount						€ 40,000
PGE Loan, HSBC France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			5,000
Proceeds from borrowings			€ 5,000
Borrowing, initial period bearing no interest			12 months
Borrowing, deferment period			1 year
Borrowings, interest rate			0.31%
Borrowing, guarantee fee							0.25%	0.25%
PGE Loan, HSBC France | Top of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			5 years
PGE Loan, HSBC France | Bottom of range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period			1 year
PGE Loan, BPI France
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount			€ 5,000					€ 350
Proceeds from borrowings	€ 5,000
Borrowing, initial period bearing no interest	12 months
Borrowings, interest rate	2.25%						1.36%	1.36%
Borrowing, maturity	6 years
Percentage of State-Guaranteed loan	0.90
Borrowing, subsequent period bearing interest	5 years
Borrowing, guarantee fee	1.61%						0.25%	0.25%
Number of quarterly instalments | quarterly_instalment	20